Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	£ 10,808	£ 9,668
Charge for the year	988	978	£ 892
Impairment losses	327	180	346
Reversal of impairments	33	171
Property, plant and equipment at end of period	10,860	10,808	9,668
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	22,164	20,750
Exchange adjustments	(234)	2,327
Other additions	1,584	1,544
Capitalised borrowing costs	30	30
Disposals and write-offs	(1,092)	(1,824)
Reclassifications	(38)	(139)
Transfer to assets held for sale	(695)	(524)
Property, plant and equipment at end of period	21,719	22,164	20,750
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(10,669)	(10,329)
Exchange adjustments	160	(1,094)
Charge for the year	(988)	(978)
Disposals and write-offs	697	1,475
Transfer to assets held for sale	504	257
Property, plant and equipment at end of period	(10,296)	(10,669)	(10,329)
Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(687)	(753)
Exchange adjustments	8	(93)
Disposals and write-offs	342	261
Impairment losses	(349)	(258)
Reversal of impairments	17	78
Transfer to assets held for sale	106	78
Property, plant and equipment at end of period	(563)	(687)	(753)
Depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(11,356)
Property, plant and equipment at end of period	(10,859)	(11,356)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,223	4,117
Property, plant and equipment at end of period	4,270	4,223	4,117
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,761	7,305
Exchange adjustments	(127)	956
Other additions	69	117
Disposals and write-offs	(376)	(349)
Reclassifications	602	110
Transfer to assets held for sale	(462)	(378)
Property, plant and equipment at end of period	7,467	7,761	7,305
Land and buildings [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,259)	(2,914)
Exchange adjustments	50	(377)
Charge for the year	(299)	(338)
Disposals and write-offs	158	205
Transfer to assets held for sale	314	165
Property, plant and equipment at end of period	(3,036)	(3,259)	(2,914)
Land and buildings [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(279)	(274)
Exchange adjustments	8	(45)
Disposals and write-offs	210	91
Impairment losses	(194)	(135)
Reversal of impairments	7	38
Transfer to assets held for sale	87	46
Property, plant and equipment at end of period	(161)	(279)	(274)
Land and buildings [member] | Depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,538)
Property, plant and equipment at end of period	(3,197)	(3,538)
Plant, equipment and vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,481	2,987
Property, plant and equipment at end of period	4,132	3,481	2,987
Plant, equipment and vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	11,235	10,775
Exchange adjustments	(62)	1,100
Other additions	296	384
Disposals and write-offs	(685)	(1,422)
Reclassifications	1,186	512
Transfer to assets held for sale	(219)	(114)
Property, plant and equipment at end of period	11,751	11,235	10,775
Plant, equipment and vehicles [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(7,410)	(7,415)
Exchange adjustments	110	(717)
Charge for the year	(689)	(640)
Disposals and write-offs	539	1,270
Transfer to assets held for sale	190	92
Property, plant and equipment at end of period	(7,260)	(7,410)	(7,415)
Plant, equipment and vehicles [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(344)	(373)
Exchange adjustments	2	(37)
Disposals and write-offs	104	135
Impairment losses	(138)	(117)
Reversal of impairments	9	38
Transfer to assets held for sale	8	10
Property, plant and equipment at end of period	(359)	(344)	(373)
Plant, equipment and vehicles [member] | Depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(7,754)
Property, plant and equipment at end of period	(7,619)	(7,754)
Assets in construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,104	2,564
Property, plant and equipment at end of period	2,458	3,104	2,564
Assets in construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,168	2,670
Exchange adjustments	(45)	271
Other additions	1,219	1,043
Capitalised borrowing costs	30	30
Disposals and write-offs	(31)	(53)
Reclassifications	(1,826)	(761)
Transfer to assets held for sale	(14)	(32)
Property, plant and equipment at end of period	2,501	3,168	2,670
Assets in construction [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(64)	(106)
Exchange adjustments	(2)	(11)
Disposals and write-offs	28	35
Impairment losses	(17)	(6)
Reversal of impairments	1	2
Transfer to assets held for sale	11	22
Property, plant and equipment at end of period	(43)	(64)	£ (106)
Assets in construction [member] | Depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(64)
Property, plant and equipment at end of period	£ (43)	£ (64)